Right-of-use assets and lease liability (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 5,378	R$ 4,983
Interest disconted to present value	(1,445)	(742)
Carrying amount	3,933	4,241
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		1,109
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	1,347	856
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	932	630
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	807	554
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	631	437
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 1,660	R$ 1,398